Financial Instruments - Maximum Exposure to Credit Risk Related to Financial Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 103,986	$ 75,767	$ 98,521
Trade receivables from provisional concentrate sales, net of fair value adjustment	4,350	1,332
Convertible note receivable	21,856	12,899
Class Action Settlement Recoverable	41,500
Maximum exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	103,986	75,767
Trade receivables from provisional concentrate sales, net of fair value adjustment	4,350	1,332
Other accounts receivables	2,788	854
Non-revolving term loan	431
Convertible note receivable	21,856	12,899
Class Action Settlement Recoverable	41,500
Maximum exposure to credit risk related to financial assets	$ 174,911	$ 90,852